Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

NOTE 24 – FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair value of a financial instrument is the current amount that would be exchanged between willing parties, other than in a forced liquidation. Fair value is best determined based upon quoted market prices. However, in many instances, there are no quoted market prices for the Company’s various financial instruments. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accordingly, the fair value estimates may not be realized in an immediate settlement of the instrument. ASC Topic 825 excludes certain financial instruments and all non-financial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented may not necessarily represent the underlying fair value of the Company.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value. Refer to Note 1 to these financial statements for the methods and assumptions used to measure the fair value of investment securities and derivative instruments.

Cash and cash equivalents

The carrying amounts of cash and cash equivalents approximate their fair value.

Loans

The fair values of non-covered mortgage loans receivable are estimated based on present values using entry-value rates (the interest rate that would be charged for a similar loan to a borrower with similar risk at the indicated balance sheet date) at December 31, 2013 and 2012, weighted for varying maturity dates. Other non-covered loans receivable are valued based on present values using entry-value interest rates at December 31, 2013 and 2012 applicable to each category of loans, which would be classified within Level 3 of the hierarchy. Fair values of mortgage loans held for sale are based on commitments on hand from investors or prevailing market prices, a Level 2 measurement. Covered loans are measured using projections of expected cash flows, exclusive of the shared-loss agreements with the FDIC. Fair value of the covered loans included in the table below reflects the current fair value of these loans, which is based on an updated estimate of the projected cash flow as of the dates indicated. The fair value associated with the loans include estimates related to expected prepayments and the amount and timing of undiscounted expected principal, interest and other cash flows, which also would be classified within Level 3 of the hierarchy.

Accrued Interest Receivable and Accrued Interest Payable: The carrying amount of accrued interest approximates fair value because of the short maturity of these financial instruments.

FDIC Loss Share Receivable: The fair value is determined using projected cash flows from loss sharing agreements based on expected reimbursements for losses at the applicable loss sharing percentages based on the terms of the loss share agreements. Cash flows are discounted to reflect the timing and receipt of the loss sharing reimbursements from the FDIC. The fair value of the Company’s FDIC loss share receivable would be categorized within Level 3 of the hierarchy.

Deposits

The fair values of NOW accounts, money market deposits and savings accounts are the amounts payable on demand at the reporting date. Certificates of deposit were valued using a discounted cash flow model based on the weighted-average rate at December 31, 2013 and 2012 for deposits with similar remaining maturities. The fair value of the Company’s deposits would therefore be categorized within Level 3 of the fair value hierarchy.

Short-term borrowings

The carrying amounts of short-term borrowings maturing within ninety days approximate their fair values.

Long-term debt

The fair values of long-term debt are estimated using discounted cash flow analyses based on the Company’s current incremental borrowing rates for similar types of borrowing arrangements. The fair value of the Company’s long-term debt would therefore be categorized within Level 3 of the fair value hierarchy.

Off-balance sheet items

The Company has outstanding commitments to extend credit and standby letters of credit. These off-balance sheet financial instruments are generally exercisable at the market rate prevailing at the date the underlying transaction will be completed. At December 31, 2013 and 2012, the fair value of guarantees under commercial and standby letters of credit was immaterial.

The estimated fair values and carrying amounts of the Company’s financial instruments are as follows:

	December 31, 2013		December 31, 2012
(Dollars in thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial Assets
Cash and cash equivalents	$391,396	$391,396	$626,517	$626,517
Investment securities	2,090,906	2,089,363	2,149,990	1,956,502
Loans and loans held for sale	9,620,461	9,724,432	8,783,011	8,800,563
FDIC loss share receivable	162,312	21,918	284,471	207,222
Derivative instruments	30,076	30,076	42,119	42,119
Accrued interest receivable	32,143	32,143	32,707	32,707

Financial Liabilities
Deposits	$10,737,000	$10,226,573	$10,686,268	$10,594,885
Short-term borrowings	680,344	680,344	294,156	294,156
Long-term debt	280,699	235,503	323,046	394,490
Derivative instruments	26,735	26,735	36,890	36,890
Accrued interest payable	6,102	6,102	6,421	6,421

The fair value estimates presented herein are based upon pertinent information available to management as of December 31, 2013 and 2012. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date and, therefore, current estimates of fair value may differ significantly from the amounts presented herein.